SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term Investments (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 28,090,382	$ 26,797,081
Gain from short term investments	$ 539,072	$ 692,733	$ 282,968